Intangible Assets (Tables)	3 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of fair value of intellectual property

	Estimated Useful Life (years)	December 31, 2025
Intellectual property	5	$14,029,591
Accumulated amortization		(116,913)
Net book value		$13,912,678

Schedule of future amortization of the intangible asset

Fiscal Year	Amount
Remainder of 2026	$2,104,439
2027	2,805,918
2028	2,805,918
2029	2,805,918
2030	2,805,918
Thereafter	584,567
Total unamortized intangible assets	$13,912,678